Derivative Instruments and Accounting Hedges	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Accounting Hedges
Derivative Instruments and Accounting Hedges

9.   Derivative Instruments and Accounting Hedges:

(a)   As of December 31, 2016 and 2017, the Bank’s portfolio of derivative instruments is detailed as follows:

	As of December 31, 2016
	Notional amount	Fair value
	contract	Asset	Liability
	MCh$	MCh$	MCh$
Derivatives held for hedging of fair value
Cross currency swap	16,721	—	4,304
Interest rate swap	122,081	218	5,989

Total derivatives held for hedging purposes	138,802	218	10,293
Derivatives held as cash flow hedges
Interest rate swap and cross currency swap	1,198,001	63,482	45,722

Total Derivatives held as cash flow hedges	1,198,001	63,482	45,722

Derivatives held-for-trading purposes
Currency forward	22,834,923	163,716	136,101
Cross currency swap	9,142,390	455,784	525,160
Interest rate swap	34,896,973	253,307	246,415
Call currency options	174,060	1,558	1,960
Put currency options	122,709	1,584	858

Total derivatives held-for-trading purposes	67,171,055	875,949	910,494

Total	68,507,858	939,649	966,509

	As of December 31, 2017
	Notional amount	Fair value
	contract	Asset	Liability
	MCh$	MCh$	MCh$
Derivatives held for hedging of fair value
Cross currency swap	13,914	—	3,652
Interest rate swap	78,970	277	1,678

Total derivatives held for hedging purposes	92,884	277	5,330
Derivatives held as cash flow hedges
Interest rate swap and cross currency swap	1,148,561	27,572	80,888

Total Derivatives held as cash flow hedges	1,148,561	27,572	80,888

Derivatives held-for-trading purposes
Currency forward	29,451,333	506,614	574,931
Interest rate forward	14,000	—	206
Interest rate swap	55,617,104	243,931	236,954
Cross currency swap	11,281,240	466,192	490,811
Call currency options	153,776	514	472
Put currency options	145,873	2,841	3,403

Total derivatives held-for-trading purposes	96,663,326	1,220,092	1,306,777

Total	97,904,771	1,247,941	1,392,995

(b)   Fair Value Hedges (notional):

The Bank uses cross-currency swaps and interest rate swaps to hedge its exposure to changes in the fair value of the hedged elements attributable to interest rates.  The aforementioned hedge instruments change the effective cost of long-term issuances from a fixed interest rate to a variable interest rate, decreasing the duration and modifying the sensitivity to the shortest segments of the curve.

Below is a detail of the hedged elements and hedge instruments under fair value hedges as of December 31, 2016 and 2017:

	As of December 31,
	2016	2017
	MCh$	MCh$
Notional Amounts
Hedged element
Commercial loans	16,721	13,914
Corporate bonds	122,081	78,970

Hedge instrument
Cross currency swap	16,721	13,914
Interest rate swap	122,081	78,970

(c)   Cash flow Hedges:

(c.1) The Bank uses cross currency swaps to hedge the risk from variability of cash flows attributable to changes in the interest rates and foreign exchange of borrowings from banks and bonds issued abroad in US dollars, Hong Kong dollars, Peruvian sol, Swiss franc, Japanese yen and Euros. The cash flows of the cross currency swaps equal the cash flows of the hedged items, which modify uncertain cash flows to known cash flows derived from a fixed interest rate.

Additionally, these cross currency swap contracts used to hedge the risk from variability of the Unidad de Fomento (CLF) in assets flows denominated in CLF until a nominal amount equal to the portion notional of the hedging instrument CLF, whose readjustment daily impact the item “interest revenue” of the financial statements.

(c.2) Below are the cash flows of borrowings from banks and bonds issued abroad, the objects of these hedges and the cash flows of the asset part of the derivative:

	2016
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Outflows:
Corporate Bond EUR	—	—	(552)	(1,105)	(1,105)	(35,467)	(38,229)
Corporate Bond HKD	—	—	(12,144)	(76,922)	(21,084)	(338,517)	(448,667)
Corporate Bond PEN	—	—	(15,614)	—	—	—	(15,614)
Corporate Bond CHF	—	(1,031)	(87,308)	(370,926)	(495)	(99,748)	(559,508)
Obligation USD	(531)	—	(115,113)	(101,478)	—	—	(217,122)
Corporate Bond JPY	—	(306)	(623)	(46,415)	(29,418)	(28,866)	(105,628)

Hedge instruments
Inflows:
Cross Currency Swap EUR	—	—	552	1,105	1,105	35,467	38,229
Cross Currency Swap HKD	—	—	12,144	76,922	21,084	338,517	448,667
Cross Currency Swap PEN	—	—	15,614	—	—	—	15,614
Cross Currency Swap CHF	—	1,031	87,308	370,926	495	99,748	559,508
Cross Currency Swap USD	531	—	115,113	101,478	—	—	217,122
Cross Currency Swap JPY	—	306	623	46,415	29,418	28,866	105,628

Net cash flow	—	—	—	—	—	—	—

(c.2) Below are the cash flows of borrowings from banks and bonds issued abroad, the objects of these hedges and the cash flows of the asset part of the derivative:

	2017
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Outflows:
Corporate Bond EUR	—	—	(1,246)	(2,491)	(2,491)	(82,348)	(88,576)
Corporate Bond HKD	—	—	(11,052)	(68,634)	(19,202)	(298,776)	(397,664)
Corporate Bond PEN	—	—	—	—	—	—	—
Corporate Bond CHF	—	(986)	(161,529)	(192,519)	(474)	(95,174)	(450,682)
Obligation USD	(212)	(235)	(93,173)	(43,385)	—	—	(137,005)
Corporate Bond JPY	—	(292)	(1,150)	(72,098)	(28,886)	(63,002)	(165,428)

Hedge instruments
Inflows:
Cross Currency Swap EUR	—	—	1,246	2,491	2,491	82,348	88,576
Cross Currency Swap HKD	—	—	11,052	68,634	19,202	298,776	397,664
Cross Currency Swap PEN	—	—	—	—	—	—	—
Cross Currency Swap CHF	—	986	161,529	192,519	474	95,174	450,682
Cross Currency Swap USD	212	235	93,173	43,385	—	—	137,005
Cross Currency Swap JPY	—	292	1,150	72,098	28,886	63,002	165,428

Net cash flow	—	—	—	—	—	—	—

(c.2) Below are the cash flows of the underlying assets portfolio and the cash flow of the liability part of the derivatives:

	2016
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Inflows:
Cash flow in CLF	1,155	2,304	232,833	592,204	54,094	470,207	1,352,797

Hedge instruments
Outflows:
Cross Currency Swap HKD	—	—	(9,253)	(66,278)	(16,091)	(288,322)	(379,944)
Cross Currency Swap PEN	—	—	(16,588)	—	—	—	(16,588)
Cross Currency Swap JPY	—	(1,043)	(1,867)	(52,107)	(32,878)	(30,761)	(118,656)
Cross Currency Swap USD	—	—	(114,210)	(108,690)	—	—	(222,900)
Cross Currency Swap CHF	(1,155)	(1,261)	(89,876)	(363,045)	(3,560)	(109,592)	(568,489)
Cross Currency Swap EUR	—	—	(1,039)	(2,084)	(1,565)	(41,532)	(46,220)

Net cash flow	—	—	—	—	—	—	—

(c.2) Below are the cash flows of the underlying assets portfolio and the cash flow of the liability part of the derivatives:

	2017
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Inflows:
Cash flow in CLF	—	2,344	281,377	414,764	59,737	555,461	1,313,683

Hedge instruments
Outflows:
Cross Currency Swap HKD	—	—	(9,404)	(66,188)	(16,365)	(285,066)	(377,023)
Cross Currency Swap PEN	—	—	—	—	—	—	—
Cross Currency Swap JPY	—	(1,061)	(3,372)	(85,598)	(35,063)	(77,895)	(202,989)
Cross Currency Swap USD	—	—	(111,077)	(44,840)	—	—	(155,917)
Cross Currency Swap CHF	—	(1,283)	(155,767)	(214,620)	(4,793)	(107,870)	(484,333)
Cross Currency Swap EUR	—	—	(1,757)	(3,518)	(3,516)	(84,630)	(93,421)

Net cash flow	—	—	—	—	—	—	—

With respect to CLF assets hedged, these are revalued monthly according to the variation of the UF, which is equivalent to monthly reinvestment of the assets until maturity of the relationship hedging.

(c.3)   The accumulated amount of unrealized gain was a credit to equity for an amount of Ch$14,979 million (a charge to equity for Ch$50,481 million in 2016 and a credit to equity for Ch$9,971 million in 2015) generated from hedging instruments, which has been recorded in equity. The net effect of tax was a credit to equity for Ch$11,158 million in 2017 (a charge to equity for Ch$38,366 million in 2016 and a credit to equity for Ch$7,728 million in 2015)

The accumulated balance for this concept net of deferred tax as of December 31, 2017 corresponds to a debit of equity amounted Ch$9,394 million (a debit of equity for Ch$20,552 million in 2016 and a credit to equity for Ch$17,814 million in 2015).

(c.4)   The net effect in income of derivatives cash flow hedges was a debit of Ch$93,612 million in 2017 (a debit to income for Ch$135,929 million in 2016 and a credit to income for Ch$148,555 million in 2015).

(c.5)   As of December 31, 2017 and 2016, it not exist inefficiency in cash flow hedge, because both, hedge item and hedge instruments are mirror one of other, it means that all variation of value attributable to rate and revaluation components are netted almost totally.

(c.6)   As of December 31, 2017 and 2016, the Bank has no hedges of net investments in foreign businesses.